ACCOUNTS AND OTHER RECEIVABLES (Disclosure of accounts and other receivables) (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Trade and other receivables [abstract]
Trade receivables	$ 314,375	$ 0
HST recoverable	341,789	119,349
Total accounts and other receivables	$ 656,164	$ 119,349